Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 16:-	COMMITMENTS AND CONTINGENCIES

a.	Lease commitments:

Certain of the motor vehicles, facilities and equipment of the Company and its subsidiaries are rented under long-term operating lease agreements. Future minimum lease commitments under non-cancelable operating leases as of December 31, 2018, are as follows:

2019	$2,224
2020	1,698
2021	977
2022 and thereafter	1,336

$6,235

Rent expenses for the years ended December 31, 2016, 2017 and 2018 were approximately $ 2,204, $ 2,729 and $ 2,843, respectively.

The Company and its subsidiaries currently occupy approximately 170,363 square feet of space based on a lease agreement as of December 31, 2018. The remaining terms of the outstanding leases range from six months to five years.

As of December 31, 2018, the aggregated amount of lease commitment in all locations mentioned above is approximately $ 6,235.

b.	Guarantees and Collaterals:

As of December 31, 2018, the Company has provided performance bank guarantees in the amount of $453 as security for the performance of various contracts with customers. As of December 31, 2018, the Company has restricted bank deposits of $ 408 in favor of the issuing banks.

c.	From time to time, the Company and/or its subsidiaries are subject to legal, administrative and regulatory proceedings, claims, demands and investigations in the ordinary course of business, including claims with respect to intellectual property, contracts, employment and other matters. The Company accrues a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. Significant judgment is required in both the determination of probability and the determination as to whether a loss is reasonably estimable. These accruals are reviewed and adjusted to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular matter.

Lawsuits have been brought against the Company in the ordinary course of business. The Company intends to defend itself vigorously against those lawsuits.

d.

In September 2016, an Israeli software company, that was previously involved in an arbitration proceeding with us in 2015 and won damages from us for $2.4 million, filed a lawsuit seeking damages of NIS 34,106 against the Company and one its subsidiaries. This lawsuit was filed as part of an arbitration proceeding.. In the lawsuit, the software company claimed that warning letters that the Company sent to its clients in Israel and abroad, warning those clients against the possibility that the conversion procedure offered by the software company may amount to an infringement of the Company’s copyrights (the “Warning Letters”), as well as other alleged actions, have caused the software company damages resulting from loss of potential business. The lawsuit is based on rulings given in the 2015 arbitration proceeding in which it was allegedly ruled that the Warning Letters constituted a breach of a non-disclosure agreement (NDA) signed between the parties.

The Company rejects the claims by the Israeli software company and moved to dismiss the lawsuit entirely. At this point, all the relevant motions have been filed and all witnesses deposed. The Company is unable to make a reasonably reliable estimate of its chances of successfully defending this lawsuit.

In February 2018, Comm-IT Ltd., a subsidiary of the Company commenced an action against a customer for payment of an overdue amount in the Supreme Court of the State of New York, New York County. In April 2018, the customer filed an answer in the action that included counterclaims asserting causes of action for breach of contract, fraud, and trespass to chattel. In May 2018, Comm-IT filed a reply to the counterclaims. The parties have agreed to participate in a mediation before a neutral mediator in March 2019. While it appears that the allegations against Comm-IT probably do not have merit, it is difficult to predict at this point whether Comm-IT’s liability is remote or probable.